Related Party Transactions (Holmdel Pharmaceuticals, LP) (Tables) (Holmdel Pharmaceuticals, LP)	12 Months Ended
Dec. 31, 2013
Holmdel Pharmaceuticals, LP
Schedule of related party transactions net revenues

InnoPrann XL royalty based on a percentage of net sales as defined under the Mist Agreement	$8,971,162

Primlev royalty as defined under the Mist Agreement	860,203

Royalties based on a percentage of net sales as defined under the Mist Agreement	9,831,365

Cost of product	(632,998)

Administrative fee, including insurance premium	(240,000)

Aptalis royalty	(962,183)

Net revenue	$7,996,184